Common Stock, Preferred Stock and Warrants (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2019	Jan. 31, 2021	Jan. 31, 2020	Apr. 01, 2020	Apr. 30, 2020	Apr. 30, 2019	May 15, 2019
Stockholders' Equity Note [Abstract]
Warrants issued, number issued							469,874
Proceeds received in connection with exercise of warrants	$ 152,239		$ 152,239	$ 152,239	$ 152,239